UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07916

                   ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN UTILITY INCOME
PORTFOLIO OF INVESTMENTS
February 28, 2005  (unaudited)

Company                                                           Shares       U.S. $ Value
COMMON & PREFERRED STOCKS -  98.7%
UNITED STATES INVESTMENTS - 86.2%
Utilities - 77.0%
Electric & Gas Utility - 69.2%
AES Corp. (a)                                                    282,300     $    4,725,702
AGL Resources, Inc.                                              102,500          3,548,550
Alliant Energy Corp.                                              61,300          1,639,775
Ameren Corp.                                                      87,000          4,477,890
American Electric Power Co., Inc. 9.25% cv. preferred stock       94,200          4,144,800
Cinergy Corp.                                                    116,100          4,696,245
CMS Energy Corp. (a)                                             193,100          2,344,234
Consolidated Edison, Inc.                                         72,800          3,112,200
Constellation Energy Group                                        21,000          1,080,870
Dominion Resources, Inc.                                          62,600          4,509,078
DTE Energy Co.                                                    88,000          3,891,360
DTE Energy Co. 8.75% cv. preferred stock                          83,200          2,104,960
Duke Energy Corp.                                                217,000          5,856,830
Energy East Corp.                                                 74,000          1,903,280
Entergy Corp.                                                     95,700          6,614,784
Equitable Resources, Inc.                                         77,900          4,623,365
Exelon Corp.                                                     201,100          9,121,896
FPL Group, Inc.                                                   67,900          5,387,865
FPL Group, Inc. 8.00% cv. preferred stock                         83,300          5,138,777
Georgia Power Co. 6.00%, 8/15/44                                  55,000          1,465,750
Great Plains Energy, Inc. 8.00% cv. preferred stock              110,000          2,983,200
KeySpan Corp. 8.75% cv. preferred stock                           82,000          4,187,740
New Jersey Resources Corp.                                        96,350          4,277,940
Northwest Natural Gas Co.                                         51,500          1,876,145
NSTAR                                                            118,800          6,593,400
PG&E Corp.                                                       165,100          5,808,218
PNM Resources, Inc.                                               81,000          2,125,440
PPL Corp.                                                        104,100          5,677,614
Public Service 10.25% cv. preferred stock                         79,000          5,458,900
Questar Corp.                                                    102,700          5,445,154
SCANA Corp.                                                       57,000          2,168,280
Sempra Energy                                                     44,000          1,760,000
Sempra Energy 8.50% cv. preferred stock                          160,400          5,281,972
Southern Co.                                                      65,700          2,110,284
TXU Corp.                                                        112,869          8,606,261
TXU Corp. 8.75% cv. preferred stock                              110,400          3,886,080
Xcel Energy, Inc.                                                133,000          2,356,760
                                                                             --------------
                                                                                150,991,599
                                                                             --------------

Telephone Utility - 6.7%
BellSouth Corp.                                                  115,900          2,990,220
SBC Communications, Inc.                                          78,000          1,875,900
Sprint Corp. (FON Group)                                         258,400          6,118,912
Verizon Communications, Inc.                                     101,100          3,636,567
                                                                             --------------
                                                                                 14,621,599
                                                                             --------------
Miscellaneous - 1.1%
Aqua America, Inc.                                                96,100          2,362,138
                                                                             --------------
                                                                                167,975,336
                                                                             --------------
Energy - 6.3%
Pipelines - 6.3%
Kinder Morgan, Inc.                                               35,000          2,805,950
ONEOK, Inc.                                                      115,600          3,387,080
Southern Union Co. 5.75% cv. preferred stock                      33,100          2,519,738
The Williams Cos., Inc.                                          261,700          4,927,811
                                                                             --------------
                                                                                 13,640,579
                                                                             --------------
Technology - 2.4%
Communication Equipment - 2.4%
Nextel Partners, Inc. Cl.A (a)                                    93,700          1,865,567
QUALCOMM, Inc.                                                    91,000          3,286,010
                                                                             --------------
                                                                                  5,151,577
                                                                             --------------
Consumer Services - 0.5%
Cellular Communications - 0.5%
Nextel Communications, Inc. Cl.A (a)                              39,000          1,147,770
                                                                             --------------
Total United States Investments
(cost $137,796,553)                                                             187,915,262
                                                                             --------------
FOREIGN INVESTMENTS - 12.5%
Brazil - 0.5%
CPFL Energia S.A. (ADR) (a)                                       49,800          1,155,360
                                                                             --------------
Egypt - 0.7%
Orascom Telecom Holding SAE (GDR) (a)(b)                          44,064          1,553,256
                                                                             --------------
France - 1.2%
Veolia Environnement (ADR)                                        75,000          2,606,250
                                                                             --------------
Hong Kong - 2.8%
Hong Kong and China Gas Co., Ltd.                              2,859,000          6,062,909
                                                                             --------------

Mexico - 4.1%
America Movil S.A. de C.V. Series L (ADR)                        121,500          7,132,050
Grupo Televisa S.A. (ADR)                                         29,000          1,869,050
                                                                             --------------
Total Mexico                                                                      9,001,100
                                                                             --------------
Peoples Republic of China - 1.2%
Datang International Power Generation Co., Ltd. Cl.H           1,882,000          1,453,416
Yanzhou Coal Mining Co., Ltd. (ADR)                               14,000          1,105,160
                                                                             --------------
Total Peoples Republic of China                                                   2,558,576
                                                                             --------------
Russia - 1.1%
Mobile TeleSystems (ADR)                                          62,000          2,485,580
                                                                             --------------
Venezuela - 0.9%
Compania Anonima Nacional Telefonos de Venezuela (ADR)            88,900          1,858,010
                                                                             --------------
Total Foreign Investments
(cost $17,809,776)                                                               27,281,041
                                                                             --------------
Total Common & Preferred Stocks
(cost $155,606,329)                                                             215,196,303
                                                                             --------------

                                                               Principal
                                                                  Amount
                                                                    (000)      U.S. $ Value
SHORT-TERM INVESTMENT -  0.9%
Time Deposit - 0.9%
State Street Euro Dollar
1.85%, 3/01/05
(cost $1,978,000)                                              $   1,978     $    1,978,000

Total Investments - 99.6%
(cost $157,584,329)                                                          $  217,174,303
Other assets less liabilities -  0.4%                                               941,614
                                                                             --------------
Net Assets -  100%                                                           $  218,115,917
                                                                             --------------

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At February 28, 2005, the security amounted to $1,553,256 or 0.7% of net assets

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR- Global Depositary Receipt

PORTFOLIO SUMMARY

PORTFOLIO STATISTICS
Net Assets ($mil): $218.1

SECTOR BREAKDOWN *

     83.4% Utilities
      6.5% Consumer Services
      6.3% Energy
      2.4% Technology
      0.5% Basic Industry

      0.9% Short Term

*All data as of February 28, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005